Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Shareholders Equity Disclosure [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 - SHAREHOLDERS’ EQUITY:

a.	Share capital

As of December 31, 2021 and 2020, the Company’s share capital is composed as follows:

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2021		December 31, 2020
Ordinary shares of no-par value	75,000,000	30,000,339	75,000,000	18,152,590

The last reported market price for the Company’s securities on December 31, 2021, was $0.71 per ADS on the Nasdaq and $0.67 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

b.	Rights conferred by Ordinary shares

The ordinary shares confer upon their holders voting rights, the right to receive dividends, the right to a share in excess assets upon liquidation of the Company and other rights as set out in the Company’s articles of association.

c.	Public and registered direct offerings

1.

On November 5, 2019, the Company completed an underwritten public offering of approximately $3.5 million, before deducting underwriting discounts, commissions and other offering cots of $592 thousand. The offering consisted of (i) 121,400 units (the “November 2019 Units”) of ADSs and warrants to purchase 1.5 ADSs per warrant (the “November 2019 Warrants”), with each November 2019 Unit consisting of one ADS and one November 2019 Warrant, and (ii) 378,500 pre-funded units (the “November 2019 Pre-Funded Units”), with each November 2019 Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (a “November 2019 Pre-Funded Warrant”) and a November 2019 Warrant. Each November 2019 Unit was sold at a price of $7.00 per unit, and each November 2019 Pre-Funded Unit was sold at a price of $7.00 per unit, including the November 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The November 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The November 2019 Warrants have a per ADS exercise price of $7.70 per full ADS, are exercisable immediately, and will expire five years from the date of issuance. The Company granted the underwriter a 45-day option to purchase up to an additional 74,985 ADSs and/or November 2019 Warrants to cover over-allotments, if any. The underwriter did not exercise its option

As of December 31, 2021, all November 2019 Pre-Funded Units from this offering were exercised in exchange for the exercise price of $0.001 per ADS for an aggregate exercise amount of $378.50, as well as 10,000 November 2019 Warrants that were exercised in an aggregate amount of $77 thousand.

2.

On December 26, 2019, the Company completed a registered direct offering of $1,668 thousand, before deducting offering costs of $185 thousand. The offering consisted of (i) 269,272 ADSs, and (ii) 260,281 pre-funded warrants, each to purchase one ADS and one regular warrant to purchase one ADS at an exercise price of $3.30 (the “December 2019 Pre-Funded Warrants”). Each ADSs was sold at a price of $3.15 per ADS, and each December 2019 Pre-Funded Warrant was sold at a price of $3.15 per warrant, including the December 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The December 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The December 2019 Warrants have a per ADS exercise price of $3.30 per full ADS, are exercisable immediately, and will expire 5.5 years from the date of issuance.

For accounting purposes, the Company recognized financial liability in respect of the December 2019 Warrants. These warrants are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis. The equity components are initially recognized by subtracting the fair value of the financial liability from consideration received. The equity components are not re-measured in subsequent periods. Issuance costs were allocated on a pro-rata basis to the financial liability (derivative financial instruments), and the equity components.

As of December 31, 2021, all December 2019 Pre-Funded Units from this offering were exercised in exchange for the exercise price of $0.001 per ADS for an aggregate exercise amount of $260.30, and none of the December 2019 Warrants were exercised.

3.	On April 2, 2020, the Company completed a registered direct offering of $720 thousand, before deducting offering costs. The offering consisted of 450,000 ADSs at a price per ADS of $1.60.

4.

On April 23, 2020, the Company completed an underwritten public offering of approximately $8.4 million, before deducting underwriting discounts, commissions and other offering costs of $1,093 thousand. The offering consisted of (i) 858,600 units (the “April 2020 Units”) of ADSs and warrants to purchase one ADS per warrant (the “April 2020 Warrants”), with each Unit consisting of one ADS and one Warrant, and (ii) 6,777,500 pre-funded units (the “April 2020 Pre-Funded Units”), with each April 2020 Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (an “April 2020 Pre-Funded Warrant”) and one April 2020 Warrant. Each April 2020 Unit was sold at a price of $1.10 per unit, and each April 2020 Pre-Funded Unit was sold at a price of $1.099 per unit, including an exercise price of $0.001 per full ADS. The April 2020 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The April 2020 Warrants have a per ADS exercise price of $1.20 per full ADS, are exercisable immediately, and will expire five years from the date of issuance. The Company granted the underwriter a 45-day option to purchase up to an additional 1,145,415 ADSs and/or April 2020 Warrants to cover over-allotments, if any. The underwriter did not exercise its option.

As of December 31, 2021, all the April 2020 Pre-Funded Warrants were exercised into 6,777,500 ADSs in exchange for an aggregate exercise amount of approximately $7 thousand. Also, 6,149,900 April 2020 Warrants were exercised into 6,149,900 ADSs in exchange for an aggregate exercise amount of approximately $7.38 million.

5.

On July 22, 2020, the Company closed a registered direct offering. The offering included the issuance of 3,075,000 ADSs at a purchase price of $1.40 per ADS, and 1,145,000 pre-funded warrants (the “July 2020 Pre-Funded Warrants”). The July 2020 Pre-Funded Warrants were sold at a price of $1.40 each, including the July 2020 Pre-Funded Warrant exercise price of $0.001 per full ADS. The July 2020 Pre-Funded Warrants will be exercisable at any time after the date of issuance upon payment of the exercise price. The offering resulted in gross proceeds to the Company of approximately $5.9 million. offering costs totaled to $401 thousand.

As of December 31, 2021, all the July 2020 Pre-Funded Warrants were exercised into 1,145,000 ADSs in exchange for an aggregate exercise amount of approximately $1 thousand.

6.

On February 18, 2021, the Company completed a registered direct offering of approximately $9,750 thousand, before deducting offering costs of $527 thousand. The offering consisted of (i) 4,615,000 ADSs at a purchase price of $2.00 per ADS, and (ii) 260,000 pre-funded warrants (the “February 2021 Pre-Funded Warrants”) each to purchase one ADS.

As of December 31, 2021, none of the February 2021 Pre-Funded Warrants were exercised.

d.

B Warrants

On August 21, 2018, the Company completed an underwritten public offering on the Nasdaq. The offering included 25,522 Series B warrants to purchase up to a maximum of 59,670 ADSs. The B Warrants classified as a financial liability measured at fair value (level 3). In January 2019 the remaining unexercised warrants were cancelled and replaced with other B Warrants that were classified as equity.